Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives of property and equipment	1 year
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives of property and equipment	5 years